Derivatives in ASC 815 Cash Flow Hedging Relationships (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Interest rate swaps	$ (12,988)	$ 27,964	$ (51,386)
Reclassification to Interest and Finance Costs	35,790	42,922	42,877
Total	22,802	70,886	(8,509)
Amount of Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion) [Member]
Derivative [Line Items]
Interest rate swaps	(12,988)	27,964	(51,386)
Reclassification to Interest and Finance Costs	35,790	42,922	42,877
Total	22,802	70,886	(8,509)
Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion) [Member]
Derivative [Line Items]
Description of Location of Gain (Loss) on Interest Rate Derivative on Income Statement	Gain (Loss) on derivative instruments, net
Amount of Gain (Loss) recognized in income of derivative Ineffective Portion [Member]
Derivative [Line Items]
Interest rate swaps	645	254	0
Reclassification to Interest and Finance Costs	0	0	0
Total	$ 645	$ 254	$ 0